Liquidity and Going Concern (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020	Jan. 25, 2023	Mar. 02, 2019
Debt Instrument [Line Items]
Operating cash outflows	$ (307,600,000)	$ (890,013,000)	$ (264,740,000)	$ 17,854,000	$ 268,108,000	$ 590,941,000
Cash, cash equivalents and restricted cash	225,659,000	225,659,000	$ 540,441,000	470,884,000	$ 1,407,224,000	$ 1,023,650,000		$ 529,971,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-Term Debt	1,030,000,000.00	1,030,000,000.00
Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Additional interest rate per annum							2.00%
Revolving Credit Facility | ABL Facility
Debt Instrument [Line Items]
Loans outstanding	550,000,000	550,000,000		0
Outstanding letters of credit	186,200,000	186,200,000		$ 96,400,000
Revolving Credit Facility | FILO Facility
Debt Instrument [Line Items]
Loans outstanding	$ 375,000,000	$ 375,000,000